EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Shares [Line Items]
Weighted average shares outstanding during the period	1,198,532	1,186,439	1,175,220
Dilutive effect of stock options	23,888	19,908	13,169
Weighted average shares considering dilutive effect	1,222,420	1,206,347	1,188,389
Anti-dilutive stock options not considered in computing diluted earnings per share	0	1,000	10,950